UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT George Putnam Balanced Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$68	0.63%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT George Putnam Balanced Fund returned 14.31%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 14.02% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Fixed income: overweight positioning in aerospace and defense, specifically Boeing, Howmet and BAE systems
↑	Fixed income: overweight positioning in Foundry JV Holdco, Intel’s chip production joint venture with Brookfield

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Fixed income: underweight to the long end of the corporate credit curve
↓	Fixed income: overweight positioning in FMC and Huntsman, which were downgraded to high yield
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	14.31	9.11	10.44
Russell 3000 Index	17.15	13.15	14.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
George Putnam Blended Index†	14.02	8.64	9.98
S&P 500 Index	17.88	14.42	14.82
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$310,539,109
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	596
Total Management Fee Paid	$1,468,415
Portfolio Turnover Rate	107%
Putnam VT George Putnam Balanced Fund	PAGE 2	38974-ATSIA-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 3	38974-ATSIA-0226

Putnam VT George Putnam Balanced Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$94	0.88%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT George Putnam Balanced Fund returned 13.95%. The Fund compares its performance to the George Putnam Blended Index† and the S&P 500 Index, which returned 14.02% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Oracle, a cloud application and platform services company
↑	Fixed income: overweight positioning in aerospace and defense, specifically Boeing, Howmet and BAE systems
↑	Fixed income: overweight positioning in Foundry JV Holdco, Intel’s chip production joint venture with Brookfield

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Fixed income: underweight to the long end of the corporate credit curve
↓	Fixed income: overweight positioning in FMC and Huntsman, which were downgraded to high yield
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	13.95	8.85	10.17
Russell 3000 Index	17.15	13.15	14.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
George Putnam Blended Index†	14.02	8.64	9.98
S&P 500 Index	17.88	14.42	14.82
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$310,539,109
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	596
Total Management Fee Paid	$1,468,415
Portfolio Turnover Rate	107%
Putnam VT George Putnam Balanced Fund	PAGE 2	38974-ATSIB-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 3	38974-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT George Putnam
Balanced Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 25
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 43
Tax Information 44
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.86 $13.75 $11.61 $15.02 $14.13
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.27 0.20 0.15 0.13
Net realized and unrealized gains (losses) ........... 1.83 2.04 2.13 (2.39) 1.76
Total from investment operations .................... 2.12 2.31 2.33 (2.24) 1.89
Less distributions from:
Net investment income .......................... (0.26) (0.20) (0.19) (0.16) (0.15)
Net realized gains ............................. (0.60) — — (1.01) (0.85)
Total distributions ............................... (0.86) (0.20) (0.19) (1.17) (1.00)
Net asset value, end of year ....................... $17.12 $15.86 $13.75 $11.61 $15.02
Total return
c
................................... 14.31% 16.94% 20.26% (15.82)% 14.28%
Ratios to average net assets
Expenses
d
.................................... 0.63% 0.65% 0.67% 0.68%
e
0.64%
Net investment income ........................... 1.83% 1.78% 1.63% 1.25% 0.91%
Supplemental data
Net assets , end of year (000’s) ..................... $69,348 $67,060 $64,912 $59,556 $77,232
Portfolio turnover rate ............................ 107% 95% 47% 69% 97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.76 $13.66 $11.54 $14.93 $14.05
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.23 0.17 0.12 0.09
Net realized and unrealized gains (losses) ........... 1.81 2.04 2.10 (2.38) 1.76
Total from investment operations .................... 2.06 2.27 2.27 (2.26) 1.85
Less distributions from:
Net investment income .......................... (0.23) (0.17) (0.15) (0.12) (0.12)
Net realized gains ............................. (0.60) — — (1.01) (0.85)
Total distributions ............................... (0.83) (0.17) (0.15) (1.13) (0.97)
Net asset value, end of year ....................... $16.99 $15.76 $13.66 $11.54 $14.93
Total return
c
................................... 13.95% 16.73% 19.90% (15.99)% 14.04%
Ratios to average net assets
Expenses
d
.................................... 0.88% 0.90% 0.92% 0.93%
e
0.89%
Net investment income ........................... 1.57% 1.53% 1.39% 1.00% 0.66%
Supplemental data
Net assets , end of year (000’s) ..................... $241,191 $202,890 $160,460 $140,892 $175,233
Portfolio turnover rate ............................ 107% 95% 47% 69% 97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 63.0%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 3,974 $ 922,858
Northrop Grumman Corp. ............................. United States 1,651 941,417
RTX Corp. ........................................ United States 7,128 1,307,275
3,171,550
Air Freight & Logistics 0.6%
FedEx Corp. ....................................... United States 5,914 1,708,318
Automobiles 1.6%
General Motors Co. .................................. United States 7,167 582,820
a
Tesla, Inc. ......................................... United States 9,812 4,412,653
4,995,473
Banks 1.6%
Citigroup, Inc. ...................................... United States 22,777 2,657,848
JPMorgan Chase & Co. ............................... United States 5,369 1,729,999
PNC Financial Services Group, Inc. (The) ................. United States 1,787 373,000
4,760,847
Beverages 0.8%
Coca-Cola Co. (The) ................................. United States 27,703 1,936,717
Keurig Dr. Pepper, Inc. ............................... United States 13,014 364,522
PepsiCo, Inc. ...................................... United States 2,540 364,541
2,665,780
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 7,294 1,666,606
Gilead Sciences, Inc. ................................ United States 5,116 627,938
Regeneron Pharmaceuticals, Inc. ....................... United States 1,510 1,165,524
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,027 465,601
3,925,669
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 38,256 8,830,250
Building Products 0.2%
Trane Technologies plc ............................... United States 1,894 737,145
Capital Markets 1.4%
BlackRock, Inc. ..................................... United States 980 1,048,933
Charles Schwab Corp. (The) ........................... United States 11,784 1,177,339
CME Group, Inc. .................................... United States 1,989 543,156
Nasdaq, Inc. ....................................... United States 6,964 676,413
TPG, Inc. , A ....................................... United States 16,142 1,030,505
4,476,346
Chemicals 0.6%
Corteva, Inc. ....................................... United States 9,809 657,497
Linde plc .......................................... United States 663 282,697
PPG Industries, Inc. ................................. United States 4,970 509,226
a
Solstice Advanced Materials, Inc. ....................... United States 8,700 422,646
1,872,066
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................... United States 1,705 320,659
a
Copart, Inc. ........................................ United States 8,128 318,211

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 2,598 $ 455,585
1,094,455
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 52,857 4,071,575
Construction Materials 0.4%
CRH plc .......................................... United States 10,932 1,364,314
Consumer Finance 0.7%
Capital One Financial Corp. ........................... United States 9,249 2,241,588
Consumer Staples Distribution & Retail 1.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,020 271,891
Costco Wholesale Corp. .............................. United States 916 789,903
Target Corp. ....................................... United States 4,038 394,714
a
US Foods Holding Corp. .............................. United States 2,090 157,419
Walmart, Inc. ...................................... United States 22,762 2,535,914
4,149,841
Electric Utilities 1.1%
Constellation Energy Corp. ............................ United States 1,069 377,646
NextEra Energy, Inc. ................................. United States 12,462 1,000,449
NRG Energy, Inc. ................................... United States 5,916 942,064
PPL Corp. ......................................... United States 14,580 510,592
Xcel Energy, Inc. .................................... United States 6,199 457,858
3,288,609
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 1,606 1,049,633
Energy Equipment & Services 0.0%
†
SLB Ltd. .......................................... United States 3,144 120,667
Entertainment 2.0%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 4,950 487,624
a
Live Nation Entertainment, Inc. ......................... United States 7,348 1,047,090
a
Netflix, Inc. ........................................ United States 12,918 1,211,192
a
ROBLOX Corp. , A ................................... United States 7,090 574,503
a
Spotify Technology SA ................................ United States 981 569,676
Walt Disney Co. (The) ................................ United States 18,126 2,062,195
5,952,280
Financial Services 2.8%
Apollo Global Management, Inc. ........................ United States 7,103 1,028,230
a
Berkshire Hathaway, Inc. , B ............................ United States 4,469 2,246,343
Corebridge Financial, Inc. ............................. United States 4,558 137,515
Mastercard, Inc. , A .................................. United States 5,412 3,089,603
a
Toast, Inc. , A ....................................... United States 8,374 297,361
Visa, Inc. , A ........................................ United States 5,147 1,805,104
8,604,156
Food Products 0.1%
Mondelez International, Inc. , A .......................... United States 6,196 333,531
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 4,148 959,515
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 2,608 326,756

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................... United States 4,536 $ 880,302
a
Boston Scientific Corp. ............................... United States 9,130 870,545
a
Dexcom, Inc. ....................................... United States 4,761 315,988
a
Edwards Lifesciences Corp. ........................... United States 3,822 325,825
a
Intuitive Surgical, Inc. ................................ United States 1,296 734,003
Medtronic plc ...................................... United States 3,079 295,769
Stryker Corp. ...................................... United States 337 118,445
3,867,633
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................. United States 1,393 286,261
Cencora, Inc. ...................................... United States 284 95,921
CVS Health Corp. ................................... United States 5,240 415,846
HCA Healthcare, Inc. ................................. United States 732 341,742
McKesson Corp. .................................... United States 1,669 1,369,064
UnitedHealth Group, Inc. .............................. United States 4,105 1,355,102
3,863,936
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 5,598 1,039,045
Hotels, Restaurants & Leisure 0.4%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 8,560 316,720
McDonald's Corp. ................................... United States 2,178 665,662
Starbucks Corp. .................................... United States 3,461 291,451
1,273,833
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 8,679 1,243,787
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 7,308 1,425,718
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 7,877 1,005,578
Insurance 2.0%
Allstate Corp. (The) .................................. United States 8,091 1,684,142
American International Group, Inc. ...................... United States 14,059 1,202,747
Aon plc , A ......................................... United States 1,515 534,613
a
Arch Capital Group Ltd. ............................... United States 5,369 514,994
Assured Guaranty Ltd. ............................... United States 2,046 183,874
AXA SA ........................................... France 3,882 186,263
Progressive Corp. (The) .............................. United States 3,011 685,665
Prudential plc ...................................... Hong Kong 45,304 696,915
Unum Group ....................................... United States 4,055 314,262
6,003,475
Interactive Media & Services 5.1%
Alphabet, Inc. , A .................................... United States 33,965 10,631,045
Meta Platforms, Inc. , A ............................... United States 8,063 5,322,306
15,953,351
Life Sciences Tools & Services 1.1%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 2,637 798,985
Danaher Corp. ..................................... United States 1,558 356,657
Thermo Fisher Scientific, Inc. .......................... United States 3,614 2,094,132
3,249,774

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 0.9%
Fortive Corp. ....................................... United States 16,791 $ 927,031
Ingersoll Rand, Inc. .................................. United States 7,908 626,472
Otis Worldwide Corp. ................................ United States 13,756 1,201,587
2,755,090
Media 0.1%
a
Charter Communications, Inc. , A ........................ United States 1,083 226,076
Metals & Mining 0.5%
Barrick Mining Corp. ................................. Canada 12,418 540,804
Glencore plc ....................................... Australia 145,110 793,267
1,334,071
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 8,653 864,089
CenterPoint Energy, Inc. .............................. United States 10,790 413,689
1,277,778
Oil, Gas & Consumable Fuels 2.1%
a
Antero Resources Corp. .............................. United States 8,654 298,217
BP plc ............................................ United States 61,422 358,211
Cenovus Energy, Inc. ................................ Canada 49,889 843,993
ConocoPhillips ..................................... United States 13,370 1,251,566
Exxon Mobil Corp. ................................... United States 25,221 3,035,095
Shell plc .......................................... United States 23,155 853,314
6,640,396
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 13,735 567,668
Pharmaceuticals 1.9%
Eli Lilly & Co. ...................................... United States 3,304 3,550,743
Johnson & Johnson ................................. United States 8,022 1,660,153
Merck & Co., Inc. ................................... United States 8,824 928,814
6,139,710
Semiconductors & Semiconductor Equipment 10.6%
a
Advanced Micro Devices, Inc. .......................... United States 12,205 2,613,823
Analog Devices, Inc. ................................. United States 7,087 1,921,994
Broadcom, Inc. ..................................... United States 20,020 6,928,922
a
Intel Corp. ......................................... United States 50,310 1,856,439
Lam Research Corp. ................................. United States 21,983 3,763,050
Marvell Technology, Inc. .............................. United States 29,399 2,498,327
NVIDIA Corp. ...................................... United States 68,769 12,825,418
Qnity Electronics, Inc. ................................ United States 5,553 453,402
QUALCOMM, Inc. ................................... United States 948 162,155
33,023,530
Software 5.2%
a
AppLovin Corp. , A ................................... United States 422 284,352
Microsoft Corp. ..................................... United States 27,190 13,149,628
Oracle Corp. ....................................... United States 2,444 476,360
a
Palantir Technologies, Inc. , A ........................... United States 11,453 2,035,771
15,946,111
Specialized REITs 0.6%
American Tower Corp. ................................ United States 11,108 1,950,232

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.7%
Home Depot, Inc. (The) ............................... United States 3,354 $ 1,154,111
TJX Cos., Inc. (The) ................................. United States 6,167 947,313
a
Ulta Beauty, Inc. .................................... United States 219 132,497
2,233,921
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................ United States 37,731 10,257,550
a
Pure Storage, Inc. , A ................................. United States 21,169 1,418,535
11,676,085
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co. , A ................................ United States 11,350 235,399
NIKE, Inc. , B ....................................... United States 852 54,281
a
On Holding AG , A ................................... Switzerland 8,161 379,323
669,003
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 7,538 1,209,095
Trading Companies & Distributors 0.2%
United Rentals, Inc. .................................. United States 921 745,384
Total Common Stocks (Cost $ 109,063,075 ) ...................................
195,693,888
Principal
Amount
*
Corporate Bonds 12.2%
Aerospace & Defense 0.5%
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 200,000 207,183
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 200,000 201,425
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 18,000 17,062
Senior Bond , 6.125% , 2/15/33 ........................ United States 132,000 142,230
Senior Bond , 3.6% , 5/01/34 .......................... United States 47,000 42,788
Senior Bond , 3.25% , 2/01/35 ......................... United States 26,000 22,822
Senior Bond , 3.5% , 3/01/39 .......................... United States 70,000 57,341
Senior Bond , 6.875% , 3/15/39 ........................ United States 80,000 90,277
Senior Bond , 3.375% , 6/15/46 ........................ United States 38,000 27,016
Senior Bond , 3.9% , 5/01/49 .......................... United States 80,000 59,833
Senior Bond , 6.858% , 5/01/54 ........................ United States 66,000 74,176
Senior Bond , 3.95% , 8/01/59 ......................... United States 55,000 39,092
Senior Note , 2.196% , 2/04/26 ........................ United States 180,000 179,665
Senior Note , 6.259% , 5/01/27 ........................ United States 12,000 12,317
Senior Note , 6.298% , 5/01/29 ........................ United States 17,000 18,050
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 87,000 91,609
Senior Bond , 5.95% , 2/01/37 ......................... United States 68,000 73,598
Senior Note , 3% , 1/15/29 ........................... United States 117,000 113,532
1,470,016
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 14,000 14,951
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 120,000 127,166
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 67,000 69,021
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 35,000 35,224

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
b
Hyundai Capital America, (continued)
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 32,000 $ 33,067
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 75,000 77,782
357,211
Banks 1.9%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 180,100
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 600,000 589,933
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 38,000 39,598
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 5,000 5,216
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .... United States 70,000 68,872
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 5,000 5,163
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 185,000 189,269
Sub. Bond , 6.11% , 1/29/37 .......................... United States 150,000 161,891
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 502,000 472,882
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,126
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,753
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.634% to
7/02/28, FRN thereafter , 7/03/29 ...................... Spain 205,000 207,274
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 100,000 101,668
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 113,000 116,587
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 206,000 214,189
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000 9,939
Sub. Bond , 4.45% , 9/29/27 .......................... United States 264,000 265,790
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 35,000 37,194
Sub. Bond , 4.75% , 5/18/46 .......................... United States 255,000 223,989
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 215,000 226,894
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 10,000 10,164
JPMorgan Chase & Co. ,
c
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 26,000 25,869
d
W , Junior Sub. Bond , FRN , 5.113% , ( 3-month SOFR + 1.262% ),
5/15/47 ......................................... United States 82,000 72,691
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 324,000 323,354
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 63,000 65,882
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 162,000 167,473
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 175,000 185,068
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 45,000 46,567
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 200,547
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 30,000 30,867
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 345,000 342,411
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 35,000 35,013

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 122,000 $ 128,396
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 213,000 186,025
c
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 80,000 79,800
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 81,000 75,292
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 75,000 57,219
5,563,965
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 39,000 40,093
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 79,000 67,663
Senior Bond , 5.65% , 3/02/53 ......................... United States 46,000 45,074
Senior Bond , 5.75% , 3/02/63 ......................... United States 84,000 82,026
Senior Note , 5.25% , 3/02/30 ......................... United States 92,000 95,534
330,390
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.7% , 6/03/60 .............
United States 164,000 92,912
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 55,000 56,164
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 205,000 204,987
Senior Note , 7% , 1/15/27 ........................... United States 40,000 41,003
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 73,000 71,782
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 25,000 24,742
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 97,000 97,285
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 136,000 135,987
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 140,000 146,224
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 160,000 160,015
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 25,000 24,497
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 67,000 71,530
Senior Note , 5.2% , 3/15/30 .......................... United States 106,000 108,525
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 105,000 107,198
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 142,000 144,829
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 65,000 67,061
Sub. Bond , 4.35% , 9/08/26 .......................... United States 450,000 450,840
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 20,000 21,052
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 99,000 104,097
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 235,000 224,648
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 20,000 21,010

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 175,000 $ 165,059
2,392,371
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 95,000 93,556
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 160,000 126,773
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 152,000 151,989
372,318
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 210,000 217,378
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................ United States 166,000 167,201
Senior Bond , 5% , 3/01/34 ........................... United States 66,000 67,465
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 110,000 112,873
564,917
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 27,000 24,551
Senior Note , 4.85% , 8/15/30 ......................... United States 31,000 31,640
Senior Note , 5.2% , 8/15/32 .......................... United States 105,000 108,315
164,506
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 270,000 249,373
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 84,000 95,466
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 130,000 134,939
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 135,000 135,775
Capital One Financial Corp. ,
Senior Bond , 3.75% , 3/09/27 ......................... United States 142,000 141,617
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 40,000 39,950
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 35,000 39,567
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,575
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 55,000 55,815
Senior Note , 4.2% , 10/27/28 ......................... United States 40,000 40,066
Senior Note , 5.8% , 1/07/29 .......................... United States 90,000 93,859
Senior Note , 4.9% , 10/06/29 ......................... United States 61,000 61,984
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 68,000 68,985
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 90,000 96,441
1,456,412
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 28,000 24,547
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 232,000 219,162
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 120,000 119,246

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
Alimentation Couche-Tard, Inc., (continued)
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 131,000 $ 124,192
487,147
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 70,000 70,623
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 152,000 151,850
b
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 4,000 4,001
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 140,000 159,436
Senior Bond , 7.95% , 2/15/31 ......................... United States 9,000 10,312
396,222
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond , 3.375% , 8/15/30 ........................ United States 20,000 18,718
Senior Note , 4% , 5/15/31 ........................... United States 165,000 157,819
176,537
Diversified REITs 0.3%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond , 3.25% , 1/15/32 ......................... United States 61,000 55,351
Senior Bond , 6.75% , 12/01/33 ........................ United States 89,000 97,140
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 99,000 102,220
Senior Note , 4.75% , 2/15/28 ......................... United States 95,000 95,962
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 35,000 34,786
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 120,000 120,344
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 100,000 98,191
603,994
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................... United States 139,000 121,976
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 138,310
Senior Bond , 4.75% , 5/15/46 ......................... United States 12,000 10,425
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 270,000 275,328
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 198,000 212,548
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 194,000 198,094
Verizon Communications, Inc. ,
Senior Bond , 5.875% , 11/30/55 ....................... United States 40,000 39,548
Senior Bond , 3.7% , 3/22/61 .......................... United States 117,000 79,071
Senior Note , 4.75% , 1/15/33 ......................... United States 95,000 94,954
1,170,254
Electric Utilities 1.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 155,000 153,947
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 50,000 49,151

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
American Electric Power Co., Inc., (continued)
Senior Bond , 5.625% , 3/01/33 ........................ United States 51,000 $ 53,601
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 66,000 66,491
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 48,000 43,284
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 57,000 60,527
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 14,000 14,946
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 120,000 123,403
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 150,000 158,941
Senior Bond , 5.8% , 6/15/54 .......................... United States 106,000 105,322
Senior Note , 4.85% , 1/05/29 ......................... United States 15,000 15,313
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 65,000 64,432
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 230,732
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 89,000 93,214
Senior Note , 5.15% , 3/15/29 ......................... United States 210,000 215,993
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 25,000 25,209
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 114,000 116,296
Senior Bond , 5.25% , 3/15/34 ......................... United States 89,000 91,915
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 110,000 107,646
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 55,000 55,647
Senior Note , 5.3% , 3/15/32 .......................... United States 175,000 182,372
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 114,000 110,266
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 55,000 57,578
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 67,156
Senior Bond , 4.95% , 7/01/50 ......................... United States 66,000 55,860
Senior Bond , 6.75% , 1/15/53 ......................... United States 60,000 64,145
Senior Note , 2.1% , 8/01/27 .......................... United States 30,000 29,102
Senior Note , 3.3% , 12/01/27 ......................... United States 130,000 128,082
Senior Note , 5.55% , 5/15/29 ......................... United States 35,000 36,162
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 99,000 104,282
Senior Note , 5.5% , 3/15/29 .......................... United States 15,000 15,574
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 104,000 105,532
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 145,000 144,373
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 58,000 57,622
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 95,000 106,153
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 119,000 125,498
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 120,000 119,309
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 65,000 65,054
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 170,000 176,199
3,596,329

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.1%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 278,000 $ 274,747
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 227,000 236,909
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 95,000 93,509
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 38,000 33,181
126,690
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 135,000 130,070
Senior Note , 6.75% , 3/15/34 ......................... United States 122,000 134,862
b
JBS USA Lux SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 40,000 42,100
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 17,000 14,988
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 20,000 22,899
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 40,000 44,735
Senior Bond , 4.625% , 10/01/39 ....................... United States 40,000 36,568
Senior Bond , 5% , 6/04/42 ........................... United States 110,000 101,000
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 65,000 65,559
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 125,000 124,605
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 30,000 30,158
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 255,000 258,551
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 10,000 10,214
Senior Note , 144A, 5% , 3/01/32 ...................... United States 15,000 15,467
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 105,000 107,960
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 75,000 69,348
1,209,084
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 60,000 59,189
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 86,000 85,452
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 260,000 260,952
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 225,000 231,474
637,067
Health Care Providers & Services 0.3%
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 52,000 49,106
Senior Note , 5% , 9/15/32 ........................... United States 165,000 168,474
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 56,000 58,533
Senior Bond , 6% , 4/01/54 ........................... United States 76,000 75,636
Senior Note , 3.625% , 3/15/32 ........................ United States 33,000 31,209
Senior Note , 4.6% , 11/15/32 ......................... United States 60,000 59,474
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 130,000 134,139

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 220,000 $ 227,865
804,436
Hotels, Restaurants & Leisure 0.3%
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 160,000 161,854
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 164,000 168,798
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 105,000 107,891
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 338,000 333,185
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 80,000 82,372
Senior Note , 5.375% , 12/15/31 ....................... United States 55,000 56,667
910,767
Household Durables 0.0%
†
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 121,000 122,437
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 64,000 64,266
Senior Bond , 3.8% , 11/01/29 ......................... United States 75,000 73,808
260,511
Independent Power and Renewable Electricity Producers 0.3%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 213,326
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 57,000 61,824
Senior Bond , 6.5% , 10/01/53 ......................... United States 141,000 153,838
Senior Bond , 5.75% , 3/15/54 ......................... United States 57,000 56,609
Senior Note , 5.6% , 3/01/28 .......................... United States 185,000 190,959
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 44,543
A , Senior Note , 4.25% , 10/01/30 ...................... United States 25,000 24,945
746,044
Insurance 0.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 60,000 61,436
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 132,000 135,400
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 101,000 102,513
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 80,000 80,308
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 54,000 56,014
Senior Bond , 6.25% , 4/01/54 ......................... United States 38,000 37,000
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 79,000 70,314
Senior Bond , 2.85% , 10/15/50 ........................ United States 28,000 18,070
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 58,000 59,508
Senior Note , 4.9% , 6/23/30 .......................... United States 120,000 121,746
Senior Note , 5.25% , 6/23/32 ......................... United States 43,000 44,071
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 76,000 76,666
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 20,000 20,330
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 95,000 99,105
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 95,000 96,358

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 165,000 $ 106,903
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 400,000 443,852
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 38,000 43,643
1,673,237
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 51,000 49,044
Senior Bond , 5.55% , 8/15/64 ......................... United States 28,000 25,994
75,038
IT Services 0.0%
†
b
Gartner, Inc. ,
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 18,000 17,372
Senior Note , 144A, 3.75% , 10/01/30 ................... United States 73,000 69,259
86,631
Leisure Products 0.0%
†
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 82,000 71,853
Senior Note , 5.85% , 3/18/29 ......................... United States 70,000 72,501
144,354
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 69,000 69,244
Machinery 0.0%
†
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 99,000 100,238
Senior Bond , 3.1% , 3/01/30 .......................... United States 19,000 18,048
118,286
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 60,000 59,881
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 55,000 39,169
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 5,000 3,160
Senior Secured Note , 2.25% , 1/15/29 .................. United States 55,000 51,497
b
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 197,000 198,055
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 120,000 116,953
Senior Bond , 4.95% , 1/15/31 ......................... United States 35,000 33,673
Senior Note , 3.7% , 6/01/28 .......................... United States 23,000 22,495
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 290,000 335,192
860,075
Metals & Mining 0.1%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 5,000 5,171
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 244,000 223,790
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 127,000 132,951

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 150,000 $ 154,180
516,092
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 38,000 32,609
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 75,000 75,101
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 70,419
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 145,000 149,550
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 125,000 127,877
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 71,000 68,578
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 60,000 60,326
584,460
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 127,000 142,760
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 66,000 60,820
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 66,000 69,919
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 47,000 49,659
Senior Bond , 5.65% , 10/15/54 ........................ United States 18,000 17,427
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 71,000 85,421
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 42,000 42,090
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 257,000 256,871
Senior Bond , 6.5% , 2/01/42 .......................... United States 18,000 19,013
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,889
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 15,000 14,231
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 131,000 147,475
Senior Note , 5.2% , 8/01/29 .......................... United States 35,000 35,893
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 100,000 100,575
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 115,000 116,696
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 130,000 130,037
Senior Bond , 4.875% , 2/01/31 ........................ United States 58,000 58,370
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 70,000 70,503
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 235,000 238,081
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 66,000 67,396
Senior Note , 4.9% , 8/01/30 .......................... United States 65,000 65,787
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 89,000 92,764
1,912,677
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 200,000 195,531

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.1%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 150,000 $ 151,298
Personal Care Products 0.1%
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 35,000 35,849
Senior Note , 4.9% , 3/22/33 .......................... United States 198,000 202,121
237,970
Pharmaceuticals 0.4%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 55,000 54,816
Senior Note , 4.45% , 12/04/32 ........................ United States 35,000 35,059
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 240,000 239,821
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 118,000 119,287
Senior Note , 4.45% , 5/19/28 ......................... United States 74,000 74,991
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 99,000 101,490
Senior Bond , 5.2% , 9/25/35 .......................... United States 80,000 80,472
Senior Note , 5.15% , 9/02/29 ......................... United States 85,000 87,400
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 75,000 72,897
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 48,000 51,677
Zoetis, Inc. ,
Senior Bond , 3% , 9/12/27 ........................... United States 90,000 88,772
Senior Bond , 2% , 5/15/30 ........................... United States 37,000 33,869
Senior Bond , 5% , 8/17/35 ........................... United States 275,000 278,116
1,318,667
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 109,000 112,679
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 144,000 143,464
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 68,000 57,696
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 175,000 172,801
Senior Note , 3.459% , 9/15/26 ........................ United States 305,000 304,219
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 212,095
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 209,447
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 200,000 192,904
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 100,000 104,314
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 5,067
Senior Note , 5.95% , 9/15/33 ......................... United States 94,000 100,554
1,615,240
Software 0.2%
Oracle Corp. ,
Senior Bond , 3.65% , 3/25/41 ......................... United States 106,000 77,392
Senior Note , 1.65% , 3/25/26 ......................... United States 180,000 178,880
Senior Note , 4.45% , 9/26/30 ......................... United States 70,000 68,499
Senior Note , 4.8% , 9/26/32 .......................... United States 90,000 86,913
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 188,000 165,726

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 125,000 $ 127,089
704,499
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 230,000 227,921
Senior Bond , 2.9% , 1/15/30 .......................... United States 130,000 123,472
Senior Bond , 2.7% , 4/15/31 .......................... United States 122,000 112,087
Senior Note , 2.75% , 1/15/27 ......................... United States 66,000 65,156
Senior Note , 4.9% , 3/15/30 .......................... United States 115,000 117,502
Senior Note , 4.7% , 12/15/32 ......................... United States 40,000 40,021
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 66,000 65,525
Senior Bond , 3.8% , 2/15/28 .......................... United States 134,000 132,985
Senior Bond , 4.75% , 5/15/47 ......................... United States 28,000 24,340
Senior Note , 4.9% , 9/01/29 .......................... United States 20,000 20,341
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 32,000 32,066
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 194,000 186,325
1,147,741
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 110,000 101,160
Senior Bond , 4.1% , 1/15/52 .......................... United States 90,000 65,830
166,990
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 64,000 64,385
Senior Note , 4.85% , 10/15/31 ........................ United States 74,000 74,772
139,157
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 32,000 29,218
Senior Note , 5.1% , 3/11/30 .......................... United States 61,000 62,714
91,932
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 77,000 70,977
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 285,000 283,499
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 191,000 197,504
Senior Note , 4.375% , 4/30/30 ........................ United States 95,000 95,620
Senior Note , 4.75% , 11/01/31 ........................ United States 70,000 71,512
719,112
Trading Companies & Distributors 0.1%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 135,000 138,392
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 135,000 137,132
275,524

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Senior Bond , 8.75% , 5/01/32 ......................... Canada 9,000 $ 10,612
Senior Note , 3.8% , 3/15/32 .......................... Canada 77,000 72,573
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 80,000 84,284
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 155,000 162,271
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 21,000 21,436
Senior Bond , 4.95% , 11/15/35 ........................ United States 50,000 49,729
Senior Note , 3.75% , 4/15/27 ......................... United States 229,000 228,352
Senior Note , 3.875% , 4/15/30 ........................ United States 6,000 5,901
Senior Note , 6.7% , 12/15/33 ......................... United States 50,000 56,075
691,233
Total Corporate Bonds (Cost $ 37,757,477 ) ....................................
37,952,908
U.S. Government and Agency Securities 15.6%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 2,760,000 2,791,266
4.25%, 11/15/40 .................................. United States 610,000 588,817
3.25%, 5/15/42 ................................... United States 2,610,000 2,177,515
2.75%, 8/15/42 ................................... United States 3,030,000 2,339,846
3%, 2/15/49 ..................................... United States 2,080,000 1,532,781
2.875%, 5/15/49 .................................. United States 370,000 265,576
1.875%, 2/15/51 .................................. United States 3,870,000 2,163,799
2.25%, 2/15/52 ................................... United States 460,000 279,252
2.875%, 5/15/52 .................................. United States 1,030,000 720,014
3%, 8/15/52 ..................................... United States 390,000 279,467
3.625%, 2/15/53 .................................. United States 1,350,000 1,093,395
4.75%, 8/15/55 ................................... United States 590,000 580,228
U.S. Treasury Notes ,
4.125%, 2/28/27 .................................. United States 570,000 573,919
2.375%, 5/15/27 .................................. United States 400,000 394,031
2.625%, 5/31/27 .................................. United States 3,310,000 3,270,952
3.875%, 5/31/27 .................................. United States 3,190,000 3,206,573
1.25%, 9/30/28 ................................... United States 3,730,000 3,509,260
3.75%, 12/31/28 .................................. United States 290,000 291,694
2.375%, 3/31/29 .................................. United States 9,780,000 9,424,329
4.125%, 3/31/29 .................................. United States 250,000 254,189
4.25%, 6/30/29 ................................... United States 1,070,000 1,092,821
4%, 7/31/29 ..................................... United States 3,170,000 3,211,544
4.375%, 5/15/34 .................................. United States 1,000,000 1,022,129
3.875%, 8/15/34 .................................. United States 2,850,000 2,806,749
4.25%, 11/15/34 .................................. United States 1,610,000 1,627,264
4.25%, 5/15/35 ................................... United States 2,720,000 2,743,163
Total U.S. Government and Agency Securities (Cost $ 49,118,657 ) ...............
48,240,573
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
b
CVS Pass-Through Trust ,
144A, 7.507% , 1/10/32 .............................. United States 76,195 80,894
2013 , 144A, 4.704% , 1/10/36 ......................... United States 8,784 8,158
89,052
a a a a a a
Total Asset-Backed Securities (Cost $ 84,979 ) .................................
89,052

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
e
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 25,701 $ 25,152
e
COMM Mortgage Trust , 2014-UBS6 , C , FRN , 4.408% , 12/10/47 United States 7,533 7,460
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 170,000 154,492
b ,f
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 220,229 21
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 133,000 131,776
b ,e ,f
WFRBS Commercial Mortgage Trust , 2011-C3 , D , 144A, FRN ,
5.415% , 3/15/44 ................................... United States 20,645 7,587
326,488
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 435,813 ) .................
326,488
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 849,251 733,504
FHLMC Pool, 30 Year , 5.5%, 9/01/53 - 11/01/53 ............ United States 729,752 745,734
1,479,238
Federal National Mortgage Association (FNMA) Fixed Rate 6.8%
FNMA, 15 Year , 2.5%, 2/01/36 ......................... United States 128,311 121,645
FNMA, 30 Year , 2%, 10/01/50 .......................... United States 1,864,816 1,523,757
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 882,143 720,932
FNMA, 30 Year , 2.5%, 10/01/50 - 4/01/52 ................. United States 2,093,260 1,792,982
FNMA, 30 Year , 3%, 6/01/46 - 8/01/51 .................... United States 1,506,310 1,361,061
FNMA, 30 Year , 3.5%, 11/01/49 - 12/01/49 ................ United States 573,247 536,589
FNMA, 30 Year , 4%, 9/01/52 - 5/01/53 .................... United States 847,979 813,179
FNMA, 30 Year , 4.5%, 2/01/49 ......................... United States 416,051 413,753
FNMA, 30 Year , 5%, 8/01/33 - 10/01/52 ................... United States 789,025 791,300
FNMA, 30 Year , 5.5%, 7/01/33 - 9/01/53 .................. United States 127,040 130,594
FNMA, 30 Year , 6%, 10/01/53 .......................... United States 791,408 823,282
g
Uniform Mortgage-Backed Securities , 1.5% , TBA, 1/25/41 ..... United States 500,000 452,539
g
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/41 ...... United States 700,000 648,266
g
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/56 ...... United States 2,600,000 2,102,333
g
Uniform Mortgage-Backed Securities , 2.5%, TBA, 1/25/41 -
1/25/56 ......................................... United States 1,100,000 940,176
g
Uniform Mortgage-Backed Securities , 3% , TBA, 1/25/56 ...... United States 570,000 504,250
g
Uniform Mortgage-Backed Securities , 3.5% , TBA, 1/25/56 ..... United States 850,000 785,951
g
Uniform Mortgage-Backed Securities , 4% , TBA, 1/25/56 ...... United States 380,000 360,490
g
Uniform Mortgage-Backed Securities , 4.5%, TBA, 1/25/41 -
1/25/56 ......................................... United States 540,000 528,208
g
Uniform Mortgage-Backed Securities , 5%, TBA, 1/25/41 - 1/25/56 United States 600,000 601,546
g
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..... United States 1,350,000 1,369,088
g
Uniform Mortgage-Backed Securities , 6% , TBA, 1/25/56 ...... United States 1,700,000 1,745,702
g
Uniform Mortgage-Backed Securities , 6.5% , TBA, 1/25/56 ..... United States 2,000,000 2,078,794
21,146,417
Government National Mortgage Association (GNMA) Fixed Rate 2.6%
GNMA II, 30 Year , 3.5%, 5/20/52 ........................ United States 909,893 825,304
g
GNMA II, Single-family, 30 Year , 2%, 1/15/56 ............... United States 1,100,000 911,277
GNMA II, Single-family, 30 Year , 2.5%, 2/20/53 ............. United States 849,512 735,531
g
GNMA II, Single-family, 30 Year , 2.5%, 1/15/56 ............. United States 230,000 198,429
GNMA II, Single-family, 30 Year , 3%, 7/20/46 - 11/20/46 ....... United States 1,798,452 1,640,699
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 82,932 76,280
g
GNMA II, Single-family, 30 Year , 4%, 1/15/56 ............... United States 500,000 472,402

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4.5%, 3/20/49 ............. United States 350,687 $ 341,938
g
GNMA II, Single-family, 30 Year , 4.5%, 1/15/56 ............. United States 150,000 146,133
g
GNMA II, Single-family, 30 Year , 5%, 1/15/56 ............... United States 800,000 798,297
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 949,269 968,996
g
GNMA II, Single-family, 30 Year , 6%, 1/15/56 ............... United States 1,000,000 1,019,180
8,134,466
Total Mortgage-Backed Securities (Cost $ 31,316,916 ) ..........................
30,760,121
Municipal Bonds 0.1%
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 30,000 35,026
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 40,000 40,044
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 55,000 60,542
Total Municipal Bonds (Cost $ 125,118 ) .......................................
135,612
Total Long Term Investments (Cost $ 227,902,035 ) .............................
313,198,642
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.9%
h,i
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 11,981,853 11,981,853
Total Management Investment Companies (Cost $ 11,981,853 ) ..................
11,981,853
Total Short Term Investments (Cost $ 11,981,853 ) ..............................
11,981,853
a
Total Investments (Cost $ 239,883,888 ) 104.8% ................................
$325,180,495
TBA Sale Commitments (0.3) % ..............................................
(1,083,047)
Other Assets, less Liabilities (4.5) % .........................................
(13,558,339)
Net Assets 100.0% .........................................................
$310,539,109
a a a
Principal
Amount
*
j
TBA Sale Commitments (0.3)%
Mortgage-Backed Securities (0.3)%
Government National Mortgage Association (GNMA) Fixed Rate (0.3)%
GNMA II, Single-family, 30 Year ,
3% , 1/15/56 ...................................... United States (800,000) (718,969)
3.5% , 1/15/56 .................................... United States (400,000) (364,078)
(1,083,047)
Total TBA Sale Commitments (Proceeds $ (1,081,703) ) .........................
$(1,083,047)

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $10,180,796, representing 3.3% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
g
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
h
See Note 3 ( f ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( c ).

Putnam Variable Trust
Schedule of Investments
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 79,300 56,873 1/14/26 $ — $ (927)
Canadian Dollar .... BZWS Sell 511,200 366,501 1/14/26 — (6,101)
Canadian Dollar .... CITI Sell 461,100 330,541 1/14/26 — (5,545)
Canadian Dollar .... GSCO Buy 128,600 92,022 1/14/26 1,712 —
Canadian Dollar .... HSBK Buy 168,200 120,655 1/14/26 1,943 —
Canadian Dollar .... JPHQ Sell 364,300 260,730 1/14/26 — (4,800)
Canadian Dollar .... MSCO Buy 432,500 309,039 1/14/26 6,201 —
Canadian Dollar .... SSBT Buy 185,700 133,434 1/14/26 1,918 —
Canadian Dollar .... TDOM Buy 650,300 465,444 1/14/26 8,545 —
Canadian Dollar .... TDOM Sell 308,400 220,920 1/14/26 — (3,866)
Canadian Dollar .... UBSW Sell 758,000 543,610 1/14/26 — (8,880)
Canadian Dollar .... WPAC Sell 561,500 401,935 1/14/26 — (7,330)
Hong Kong Dollar ... BZWS Buy 2,734,400 352,391 2/11/26 — (580)
Hong Kong Dollar ... GSCO Sell 343,500 44,266 2/11/26 71 —
Hong Kong Dollar ... HSBK Sell 2,399,800 309,238 2/11/26 477 —
British Pound ...... BOFA Sell 70,400 94,559 3/17/26 — (319)
British Pound ...... BZWS Sell 392,300 526,920 3/17/26 — (1,786)
British Pound ...... GSCO Sell 433,300 581,991 3/17/26 — (1,970)
British Pound ...... JPHQ Sell 155,200 208,446 3/17/26 — (719)
British Pound ...... MSCO Sell 823,700 1,099,699 3/17/26 — (10,408)
British Pound ...... UBSW Buy 25,800 34,445 3/17/26 326 —
Danish Krone ...... HSBK Sell 1,489,400 235,732 3/17/26 415 —
Euro ............. BZWS Buy 21,900 25,864 3/17/26 — (42)
Euro ............. CITI Sell 30,600 36,140 3/17/26 59 —
Euro ............. GSCO Sell 352,400 416,218 3/17/26 698 —
Euro ............. MSCO Sell 138,500 163,306 3/17/26 — (2)
Euro ............. SSBT Buy 22,300 26,294 3/17/26 1 —
Euro ............. UBSW Sell 75,600 89,138 3/17/26 — (3)
Swedish Krona ..... MSCO Sell 6,288,600 680,549 3/17/26 — (5,072)
Swiss Franc ....... MSCO Sell 349,500 443,548 3/17/26 — (1,032)
Total Forward Exchange Contracts ................................................... $22,366 $(59,382)
Net unrealized appreciation (depreciation) ............................................ $(37,016)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 42 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $227,902,035
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 11,981,853
Value - Unaffiliated issuers .................................................................. $313,198,642
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 11,981,853
Cash .................................................................................... 26,109
Foreign currency, at value (cost $ 7,269 ) .......................................................... 7,269
Receivables:
Receivable for sales of TBA securities (Note 1 c ) .................................................. 1,081,703
Capital shares sold ........................................................................ 286,665
Dividends and interest ..................................................................... 1,107,213
Unrealized appreciation on OTC forward exchange contracts .......................................... 22,366
Prepaid expenses .......................................................................... 36,411
Total assets .......................................................................... 327,748,231
Liabilities:
Payables:
Payable for purchases of TBA securities (Note 1 c ) ................................................. 15,635,324
Capital shares redeemed ................................................................... 54,606
Management fees ......................................................................... 132,073
Administrative fees ........................................................................ 2,283
Distribution fees .......................................................................... 51,417
Transfer agent fees ........................................................................ 36,884
Trustees' fees and expenses ................................................................. 56,611
Unrealized depreciation on OTC forward exchange contracts .......................................... 59,382
TBA sale commitments, at value (proceeds $1,081,703) (Note 1c) ...................................... 1,083,047
Accrued expenses and other liabilities ........................................................... 97,495
Total liabilities ......................................................................... 17,209,122
Net assets, at value ................................................................. $310,539,109
Net assets consist of:
Paid-in capital ............................................................................. $205,990,937
Total distributable earnings (losses) ............................................................. 104,548,172
Net assets, at value ................................................................. $310,539,109

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
George Putnam
Balanced Fund
Class IA:
Net assets, at value ....................................................................... $69,347,624
Shares outstanding ........................................................................ 4,051,631
Net asset value and maximum offering price per share
a
............................................. $17.12
Class IB:
Net assets, at value ....................................................................... $241,191,485
Shares outstanding ........................................................................ 14,195,845
Net asset value and maximum offering price per share
a
............................................. $16.99
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
George Putnam
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $8,449)
Unaffiliated issuers ........................................................................ $2,131,802
Non-controlled affiliates (Note 3 f ) ............................................................. 641,186
Interest:
Unaffiliated issuers ........................................................................ 4,409,239
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (27,848)
Non-controlled affiliates (Note 3 f ) ............................................................. 29,260
Total investment income ................................................................... 7,183,639
Expenses:
Management fees (Note 3 a ) ................................................................... 1,468,415
Administrative fees (Note 3 b ) .................................................................. 5,046
Distribution fees: (Note 3c )
Class IB ................................................................................ 562,969
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 45,920
Class IB ................................................................................ 159,524
Custodian fees (Note 4 ) ...................................................................... 12,291
Reports to shareholders fees .................................................................. 23,953
Professional fees ........................................................................... 103,891
Trustees' fees and expenses (Note 3 e ) ........................................................... 9,279
Other .................................................................................... 10,335
Total expenses ......................................................................... 2,401,623
Expense reductions (Note 4 ) ............................................................... (564)
Net expenses ......................................................................... 2,401,059
Net investment income ................................................................ 4,782,580
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 17,509,787
Written options ........................................................................... (1,233,828)
Foreign currency transactions ................................................................ 3,044
Forward exchange contracts ................................................................. (170,453)
Futures contracts ......................................................................... (93,299)
TBA sale commitments ..................................................................... 70,536
Net realized gain (loss) .................................................................. 16,085,787
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 18,112,348
Translation of other assets and liabilities denominated in foreign currencies .............................. 178
Forward exchange contracts ................................................................. (209,180)
Futures contracts ......................................................................... 89,304
TBA sale commitments ..................................................................... (1,344)
Net change in unrealized appreciation (depreciation) ............................................ 17,991,306
Net realized and unrealized gain (loss) ............................................................ 34,077,093
Net increase (decrease) in net assets resulting from operations .......................................... $38,859,673

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,782,580 $3,999,516
Net realized gain (loss) ................................................. 16,085,787 11,710,177
Net change in unrealized appreciation (depreciation) ........................... 17,991,306 22,130,341
Net increase (decrease) in net assets resulting from operations ................ 38,859,673 37,840,034
Distributions to shareholders:
Class IA ............................................................ (3,541,962) (927,343)
Class IB ............................................................ (11,446,490) (2,005,797)
Total distributions to shareholders .......................................... (14,988,452) (2,933,140)
Capital share transactions: (Note 2 )
Class IA ............................................................ (3,268,142) (7,443,380)
Class IB ............................................................ 19,985,653 17,114,263
Total capital share transactions ............................................ 16,717,511 9,670,883
Net increase (decrease) in net assets ................................... 40,588,732 44,577,777
Net assets:
Beginning of year ....................................................... 269,950,377 225,372,600
End of year ........................................................... $310,539,109 $269,950,377

Putnam Variable Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam VT George Putnam Balanced Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT George
Putnam Balanced Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. At
December 31, 2025, 44.3% of the Fund's shares were held
through one insurance company. Investment activities of
these insurance company separate accounts could have a
material impact on the Fund. The Fund offers two classes
of shares: Class IA and Class IB. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $46,960.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 192,869 $2,964,106 215,665 $3,230,785
Shares issued in reinvestment of distributions .......... 243,769 3,541,962 63,604 927,343
Shares redeemed ............................... (612,136) (9,774,210) (773,422) (11,601,508)
Net increase (decrease) .......................... (175,498) $(3,268,142) (494,153) $(7,443,380)
Class IB Shares:
Shares sold ................................... 2,918,557 $46,163,891 2,520,951 $37,966,181
Shares issued in reinvestment of distributions .......... 792,145 11,446,490 138,236 2,005,797
Shares redeemed ............................... (2,390,137) (37,624,728) (1,528,846) (22,857,715)
Net increase (decrease) .......................... 1,320,565 $19,985,653 1,130,341 $17,114,263
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.501% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $11,961,050 $107,391,171 $(107,370,368) $— $— $11,981,853 11,981,853 $641,186
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT George Putnam Balanced Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $2,820,250 $11,078,028 $(13,898,278) $— $— $— — $29,260
Total Affiliated Securities ... $14,781,300 $118,469,199 $(121,268,646) $— $— $11,981,853 $670,446
2025 2024
Distributions paid from:
Ordinary income .......................................................... $5,994,302 $2,933,140
Long term capital gain ...................................................... 8,994,150 —
$14,988,452 $2,933,140
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$313,528,468 and $307,289,063, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $241,091,614
Unrealized appreciation ........................................................................ $90,348,529
Unrealized depreciation ........................................................................ (7,379,711)
Net unrealized appreciation (depreciation) .......................................................... $82,968,818
Distributable earnings:
Undistributed ordinary income ................................................................... $6,717,616
Undistributed long term capital gains .............................................................. 14,861,690
Total distributable earnings ..................................................................... $21,579,306
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 22,366 Unrealized depreciation on OTC
forward exchange contracts
$ 59,382
Total .................... $22,366 $59,382
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts and options represented
$1,481,211 and $4,119,412, respectively. The average month end contract value of forward exchange contracts was
$8,103,984.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(170,453) Forward exchange contracts $(209,180)
Equity contracts ..............
Investments 1,523,799
a
Investments —
Written options (1,233,828) Written options —
Futures contracts (93,299) Futures contracts 89,304
Total ....................... $26,219 $(119,876)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 2,248,692 $ 922,858 $ — $ 3,171,550
Air Freight & Logistics ................... 1,708,318 — — 1,708,318
Automobiles .......................... 4,995,473 — — 4,995,473
Banks ............................... 4,760,847 — — 4,760,847
Beverages ........................... 2,665,780 — — 2,665,780
Biotechnology ......................... 3,925,669 — — 3,925,669
Broadline Retail ....................... 8,830,250 — — 8,830,250
Building Products ...................... 737,145 — — 737,145
Capital Markets ........................ 4,476,346 — — 4,476,346
Chemicals ........................... 1,872,066 — — 1,872,066
Commercial Services & Supplies ........... 1,094,455 — — 1,094,455
Communications Equipment .............. 4,071,575 — — 4,071,575
Construction Materials .................. 1,364,314 — — 1,364,314
Consumer Finance ..................... 2,241,588 — — 2,241,588
Consumer Staples Distribution & Retail ...... 4,149,841 — — 4,149,841
Electric Utilities ........................ 3,288,609 — — 3,288,609
Electrical Equipment .................... 1,049,633 — — 1,049,633
Energy Equipment & Services ............. 120,667 — — 120,667
Entertainment ......................... 5,952,280 — — 5,952,280
Financial Services ...................... 8,604,156 — — 8,604,156
Food Products ........................ 333,531 — — 333,531
Ground Transportation .................. 959,515 — — 959,515
Health Care Equipment & Supplies ......... 3,867,633 — — 3,867,633
Health Care Providers & Services .......... 3,863,936 — — 3,863,936
Health Care REITs ..................... 1,039,045 — — 1,039,045
Hotels, Restaurants & Leisure ............. 1,273,833 — — 1,273,833
Household Products .................... 1,243,787 — — 1,243,787
9. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Industrial Conglomerates ................ $ 1,425,718 $ — $ — $ 1,425,718
Industrial REITs ....................... 1,005,578 — — 1,005,578
Insurance ............................ 5,120,297 883,178 — 6,003,475
Interactive Media & Services .............. 15,953,351 — — 15,953,351
Life Sciences Tools & Services ............ 3,249,774 — — 3,249,774
Machinery ............................ 2,755,090 — — 2,755,090
Media ............................... 226,076 — — 226,076
Metals & Mining ....................... 540,804 793,267 — 1,334,071
Multi-Utilities .......................... 1,277,778 — — 1,277,778
Oil, Gas & Consumable Fuels ............. 5,428,871 1,211,525 — 6,640,396
Passenger Airlines ..................... 567,668 — — 567,668
Pharmaceuticals ....................... 6,139,710 — — 6,139,710
Semiconductors & Semiconductor Equipment . 33,023,530 — — 33,023,530
Software ............................. 15,946,111 — — 15,946,111
Specialized REITs ...................... 1,950,232 — — 1,950,232
Specialty Retail ........................ 2,233,921 — — 2,233,921
Technology Hardware, Storage & Peripherals . 11,676,085 — — 11,676,085
Textiles, Apparel & Luxury Goods .......... 669,003 — — 669,003
Tobacco ............................. 1,209,095 — — 1,209,095
Trading Companies & Distributors .......... 745,384 — — 745,384
Corporate Bonds ........................ — 37,952,908 — 37,952,908
U.S. Government and Agency Securities ....... — 48,240,573 — 48,240,573
Asset-Backed Securities ................... — 89,052 — 89,052
Commercial Mortgage-Backed Securities ...... — 326,488 — 326,488
Mortgage-Backed Securities ................ — 30,760,121 — 30,760,121
Municipal Bonds ......................... — 135,612 — 135,612
Short Term Investments ................... 11,981,853 — — 11,981,853
Total Investments in Securities ........... $203,864,913 $121,315,582
b
$— $325,180,495
Other Financial Instruments:
Forward Exchange Contracts ............... $— $22,366 $— $22,366
Total Other Financial Instruments ......... $— $22,366 $— $22,366
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,083,047 $ — $ 1,083,047
Forward Exchange Contracts ............... — 59,382 — 59,382
Total Other Financial Instruments ......... $— $1,142,429 $— $1,142,429
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $3,810,828, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT George Putnam Balanced Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
11. Operating Segments
(continued)

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT George Putnam Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
George Putnam Balanced Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

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Annual Report
Putnam VT George Putnam Balanced Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $8,994,150
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,793,820
Section 163(j) Interest Earned §163(j) $3,650,340

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38974-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026